Subsequent Events (Details Narrative) (USD $)	1 Months Ended
Aug. 08, 2014
Subsequent Events Details Narrative
Note Purchase Agreement gross proceeds	$ 4,350,000
Aggregate principal amount of Note Purchase Agreement	4,350,000
Common stock convertible price	$ 0.35
Note Purchase Agreement Series A Warrants	17,021,739
Principal amount maximum	5,000,000
Intial conversion, Common Stock shares	14,285,715
Initial conversion, Warrants	19,565,217
Notes interest rate	8.00%
Placement fee	$ 437,000
Five year warrant exercisable Common Stock shares	1,242,857
Five year warrant exercise price per share	$ 0.35
Second five year warrant exercisable Common Stock shares	1,702,174
Second five year warrant exercise price per share	$ 0.23